Class A Ordinary Shares Subject to Possible Redemption (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Feb. 23, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Common stock, shares issued			8,625,000
Shares issued			8,625,000
Common Class A Member
Temporary Equity [Line Items]
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued	0	0		0
Common stock, shares outstanding	0	0		0
Shares issued	34,500,000	34,500,000
Common Class A Member | Subject To Possible Redemption [Member]
Temporary Equity [Line Items]
Common stock, shares issued	34,500,000	34,500,000
Common stock, shares outstanding	34,500,000	34,500,000